Leases - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 1,356.3	$ 1,692.8
Lease liabilities, discounted (note 14)	$ 1,140.7	$ 1,452.1
Weighted average incremental borrowing rate	4.30%	4.40%
Due in 1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 251.0	$ 291.6
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	215.7	252.1
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	188.4	216.3
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	167.4	185.2
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	141.4	161.2
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	392.4	586.4
Insurance and reinsurance companies.
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	443.5	536.0
Lease liabilities, discounted (note 14)	$ 384.2	$ 456.8
Weighted average incremental borrowing rate	3.80%	4.20%
Insurance and reinsurance companies. | Due in 1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 77.4	$ 78.7
Insurance and reinsurance companies. | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	67.6	72.5
Insurance and reinsurance companies. | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	58.6	64.3
Insurance and reinsurance companies. | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	52.0	56.5
Insurance and reinsurance companies. | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	45.1	50.6
Insurance and reinsurance companies. | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	142.8	213.4
Non-insurance companies.
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	912.8	1,156.8
Lease liabilities, discounted (note 14)	$ 756.5	$ 995.3
Weighted average incremental borrowing rate	4.50%	4.50%
Non-insurance companies. | Due in 1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 173.6	$ 212.9
Non-insurance companies. | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	148.1	179.6
Non-insurance companies. | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	129.8	152.0
Non-insurance companies. | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	115.4	128.7
Non-insurance companies. | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	96.3	110.6
Non-insurance companies. | More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities, undiscounted	$ 249.6	$ 373.0